Long-term debt	12 Months Ended
Dec. 31, 2023
Long-term debt
Long-term debt

9     Long-term debt

On November 3, 2022, the Company signed a term loan agreement with CIBC Innovation Banking (CIBC) to provide a secured loan for total gross proceeds of C$10,000 maturing on November 3, 2027 with an interest rate based on prime plus 2% (CIBC Loan). The Company was required to make interest only payments until October 31, 2023 and monthly repayments of C$208 plus accrued interest commenced on October 31, 2023. All obligations of the Company under the CIBC Loan are guaranteed by current and future subsidiaries of the Company and include security of first priority interests in the assets of the Company and its subsidiaries. Initially, the Company had financial covenants in relation to the CIBC loan where unrestricted cash is at all times greater than EBITDA for the most recent six-month period, reported on a monthly basis and that revenue for any fiscal quarter must be 15% greater than revenue for the same fiscal quarter in the prior fiscal year, reported on a quarterly basis.

On September 26, 2023 an amendment to the CIBC Loan resulted in a change to the financial covenants. The amended covenants are that unrestricted cash must at all times be greater of: (i) to the extent EBITDA is negative for such period, EBITDA for the most recent nine-month period and (ii) $7,500, reported on a monthly basis; and that recurring revenue for any fiscal quarter must be 15% greater than recurring revenue for the same fiscal quarter in the prior fiscal year, reported on a quarterly basis. The Company is in compliance with these financial covenants as at December 31, 2023. Future compliance with the financial covenants included in the CIBC Loan is dependent upon achieving certain revenue, EBITDA, and anticipated cash levels.

	2023	2022
	$	$

Balance – Beginning of year	7,174	—
Proceeds received, net	—	7,124
Fair value of warrants	—	(129)
Interest and accretion expense	727	115
Foreign exchange	115	108
Repayment	(912)	(44)
Balance – End of year	7,104	7,174
Less: Current portion	2,104	523
Long-term portion	5,000	6,651

In connection with this term loan agreement on November 3, 2022, the Company also issued 47,287 common share purchase warrants to CIBC, with each warrant entitling the holder to acquire one common share at a price of C$5.29 per common share until the date that is 10 years from the closing of the term loan agreement, with a cashless exercise feature (note 11). The cashless exercise feature causes the conversion ratio to be variable and the warrants are therefore classified as a financial liability. Gains and losses on the warrants are recorded within net finance income on the consolidated statements of loss and comprehensive loss. On June 14, 2023, all of the outstanding warrants were exercised resulting in the issuance of 34,537 common shares. A pricing model with observable market based inputs was used to estimate the fair value of the warrants issued and is considered level 2 in the fair value hierarchy. The estimated fair value of the warrants on June 14, 2023, the date of exercise, was $568 (December 31, 2022 - $418) and this amount was transferred from derivative financial instrument to common shares. The variables used to determine the fair values are as follows:

	June 14,			December 31,
	2023			2022

Share price	C$	19.16		C$	14.48
Volatility		70%			70%
Expected life of warrants		6.4	years		6.9	years
Risk free interest rate		3.52%			3.30%
Dividend yield		—			—

In connection with the July 30, 2018 CIBC term loan agreement which was previously repaid, the Company issued 32,171 common share purchase warrants to CIBC, with each warrant entitling the holder to acquire one common share at a price of C$9.70 per common share until the date that is 60 months from the closing of the term loan agreement, with a cashless exercise feature. The cashless exercise feature causes the conversion ratio to be variable and the warrants are therefore classified as a financial liability. Gains and losses on the warrants are recorded within net finance income on the interim condensed consolidated statements of loss and comprehensive loss. On June 14, 2023, all of the outstanding warrants were exercised resulting in the issuance of 16,266 common shares. A pricing model with observable market based inputs was used to estimate the fair value of the warrants issued and is considered level 2 in the fair value hierarchy. The estimated fair value of the warrants on June 14, 2023, the date of exercise, was $227 (December 31,2022 - $145) and this amount was transferred from derivative financial instrument to common shares. The variables used to determine the fair values are as follows:

	June 14,			December 31,
	2023			2022

Share price	C$	19.60		C$	14.48
Volatility		80%			84%
Expected life of warrants		0.1	years		0.6	years
Risk free interest rate		4.52%			4.07%
Dividend yield		—			—